Note 11 - Business and Credit Concentrations, Major Customers and Geographic Information - Revenue Attributed to United States and All Other Countries (Details) - USD ($)	3 Months Ended								12 Months Ended
	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2015	Oct. 31, 2014	Oct. 31, 2013
UNITED STATES
Revenue, Net									$ 57,402,020	$ 65,457,787	$ 52,931,288
Non-US [Member]
Revenue, Net									16,166,718	17,519,945	22,334,750
Revenue, Net	$ 16,752,447	$ 20,781,340	$ 18,676,107	$ 17,358,844	$ 25,247,943	$ 21,004,130	$ 20,190,729	$ 16,534,930	$ 73,568,738	$ 82,977,732	$ 75,266,038